TETON Westwood Equity Fund
Schedule of Investments—December 31, 2024 (Unaudited)
1
__________
Shares
Market
Value
COMMON STOCKS  — 98.6%
Aerospace  — 3.0%
7,176 Delta Air Lines Inc. ............................................ $ 434,148
3,306 General Dynamics Corp. ................................... 871,098
1,305,246
Banking  — 2.0%
19,720 Bank of America Corp. ...................................... 866,694
Business Services  — 4.5%
2,413 TopBuild Corp.† ................................................ 751,263
3,816 Visa Inc., Cl. A .................................................... 1,206,009
1,957,272
Commercial Services and Supplies  — 2.0%
4,349 Waste Management Inc. .................................... 877,585
Computer Hardware  — 3.8%
3,999 Apple Inc. ........................................................... 1,001,429
20,293 HP Inc. ................................................................ 662,161
1,663,590
Computer Software and Services  — 11.6%
2,434 Accenture plc, Cl. A ........................................... 856,257
5,448 Alphabet Inc., Cl. A ........................................... 1,031,306
2,063 CACI International Inc., Cl. A† ......................... 833,576
3,289 Microsoft Corp. .................................................. 1,386,313
2,778 Salesforce Inc. ..................................................... 928,769
5,036,221
Consumer Products  — 1.5%
6,142 Church & Dwight Co. Inc. ................................ 643,129
Electronics  — 2.0%
15,258 Microchip Technology Inc. ................................ 875,046
Energy and Energy Services  — 3.7%
3,434 EOG Resources Inc. ........................................... 420,940
10,642 The Southern Co. ............................................... 876,049
2,751 Valero Energy Corp. .......................................... 337,245
1,634,234
Energy: Integrated  — 3.9%
10,875 NextEra Energy Inc. .......................................... 779,629
9,560 WEC Energy Group Inc. ................................... 899,022
1,678,651
Energy: Oil  — 3.6%
5,434 Chevron Corp. ................................................... 787,060
7,331 Exxon Mobil Corp. ............................................ 788,596
1,575,656
Entertainment  — 2.0%
8,009 The Walt Disney Co. .......................................... 891,802
Equipment and Supplies  — 4.7%
6,545 Boise Cascade Co. .............................................. 777,939
1,987 Hubbell Inc. ........................................................ 832,334
1,880 Littelfuse Inc. ...................................................... 443,022
2,053,295
Financial Services  — 16.3%
3,104 Arthur J. Gallagher & Co. ................................. 881,070
1,946 Berkshire Hathaway Inc., Cl. B† ....................... 882,083
6,559 JPMorgan Chase & Co. ...................................... 1,572,258
8,475 SouthState Corp. ................................................ 843,093
1,915 The Goldman Sachs Group Inc. ........................ 1,096,567
Shares
Market
Value
2,164 The Progressive Corp. ....................................... $ 518,516
18,777 Wells Fargo & Co. .............................................. 1,318,897
7,112,484
Food and Beverage  — 6.0%
2,122 Domino's Pizza Inc. ........................................... 890,731
5,501 PepsiCo Inc. ........................................................ 836,482
5,275 The Hershey Co. ................................................ 893,321
2,620,534
Health Care  — 10.6%
12,111 Abbott Laboratories ........................................... 1,369,875
3,857 Becton Dickinson & Co. .................................... 875,038
5,641 Johnson & Johnson ............................................ 815,801
3,032 UnitedHealth Group Inc. .................................. 1,533,768
4,594,482
Real Estate  — 4.1%
7,873 Federal Realty Investment Trust, REIT ............ 881,383
8,460 Prologis Inc., REIT ............................................. 894,222
1,775,605
Retail  — 6.4%
5,800 Darden Restaurants Inc. .................................... 1,082,802
707 O'Reilly Automotive Inc.† ................................. 838,361
9,537 Walmart Inc. ....................................................... 861,668
2,782,831
Semiconductors  — 1.4%
5,408 Marvell Technology Inc. .................................... 597,314
Telecommunications  — 2.5%
4,884 T-Mobile US Inc. ................................................ 1,078,045
Transportation  — 3.0%
5,654 Union Pacific Corp. ............................................ 1,289,338
TOTAL COMMON STOCKS ......................... 42,909,054
SHORT TERM INVESTMENT  — 1.4%
Other Investment Companies  — 1.4%
600,423 Dreyfus Treasury Securities Cash
Management, 4.330%* .................................... 600,423
TOTAL INVESTMENTS — 100.0%
(Cost $36,927,799) ........................................... $ 43,509,477
* 1 day yield as of December 31, 2024.
† Non-income producing security.
REIT Real Estate Investment Trust